Shareholders Equity - USD ($)	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Shares at Dec. 31, 2013	34,500,000
Beginning Balance, Amount at Dec. 31, 2013	$ 126,400		$ 6,068,045	$ (8,519,517)	$ (35,442)	$ (2,360,513)
Payment for exercise of options from Grannus Financial, Shares	1,000,000
Payment for exercise of options from Grannus Financial, Amount	$ 1,000					1,000
Reclassification of derivative liability associated with warrants			214,769			214,769
Common stock issued per mutual release and waiver, Shares	250,000	13,812
Common stock issued per mutual release and waiver, Amount	$ 62,500					$ 62,500
Common stock issued for services - related party						13,812
Net loss				(7,293,743)	(2)	$ (7,293,745)
Ending Balance, Shares at Dec. 31, 2014	35,750,000
Ending Balance, Amount at Dec. 31, 2014	$ 189,900	$ 13,812	6,282,814	(15,813,260)	(35,442)	(9,362,177)
Common stock issued in exchange for interest due, Shares	1,718,585
Common stock issued in exchange for interest due, Amount	$ 429,646					429,646
Reclassification of derivative liability on interest and penalty on Convertible Notes			189,613
Common stock issued per mutual release and waiver, Shares	250,000
Common stock issued per mutual release and waiver, Amount	$ 62,500	111,188				173,688
Common stock issued, net of issuance cost, Shares	3,782,666
Common stock issued, net of issuance cost, Amount	$ 2,210,032	500,000				2,710,032
Net loss				(26,890,210)		(26,890,210)
Ending Balance, Shares at Dec. 31, 2015	41,501,251
Ending Balance, Amount at Dec. 31, 2015	$ 2,892,078	$ 625,000	$ 6,472,427	$ (42,703,470)	$ (35,442)	$ (32,749,407)